Time charter revenue - Operating revenue (Table) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CMA CGM [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:ConcentrationRiskPercentage]	33.83%	50.60%	57.18%
COSCO [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:ConcentrationRiskPercentage]	5.96%	6.85%	10.88%
MAERSK [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:ConcentrationRiskPercentage]	22.81%	14.13%	0.00%
MSC [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:ConcentrationRiskPercentage]	7.54%	12.86%	0.00%